[USAA      9800 Fredericksburg Road
EAGLE      San Antonio, Texas 78288
LOGO (R)]



                                December 1, 2005

VIA EDGAR


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:    USAA Mutual Fund, Inc.
       1933 Act File No. 2-49560
       1940 Act File No. 811-2429

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the registrant identified above certifies that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the most recent Post-Effective Amendment to the registrant's Registration Statement filed on November 30, 2005, and the text of the most recent Post-Effective Amendment to the registrant's Registration Statement has been filed electronically.

                                Sincerely,


                                /S/ JAMES L. LOVE
                                James L. Love
                                Executive Director, Counsel

Enclosures
cc:    Kirkpatrick & Lockhart Nicholson Graham, LLP


        USAA Investment Management Company